Other income and expense - Additional information (Detail) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025 TRY (₺)	Dec. 31, 2024 TRY (₺) Distributor	Dec. 31, 2023 TRY (₺) Distributor
Information
Depositary reimbursement	₺ 161,280	₺ 116,386	₺ 205,727
Insurance compensation	60,107		517,510
Income from equipment donations			387,496
Rent income	14,868	11,753	50,094
Other	215,989	200,949	507,460
Other income	452,244	329,088	1,668,287
Donation expenses	(920,921)	(961,359)	(7,407,230)
Litigation expenses	(501,463)	(203,452)	(1,395,185)
Loss on cancellation of lease contract	(231,238)	(291,835)	(276,976)
Loss on sale of fixed assets	(57,738)	(46,595)	(30,199)
Restructuring cost	(65,917)	(50,064)	(874,490)
Distributor restructuring cost		(1,580,288)
Other	(450,001)	(240,686)	(690,183)
Other expense	₺ (2,227,278)	₺ (3,374,279)	₺ (10,674,263)
Number of distributors | Distributor		1	2